Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	RIT TECHNOLOGIES LTD
Entity Central Index Key	0001041844
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,209,122
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current Assets (Note 8A)
Cash and cash equivalents	$ 884		$ 1,391
Trade receivables, net	3,921	[1]	3,259	[1]
Other current assets	567		259
Assets held for severance benefits (note 4)			7
Inventories	3,779		3,310
Total Current Assets	9,151		8,226
Other Assets
Assets held for severance benefits (Note 4)	1,111		1,197
Total other assets	1,111		1,197
Property and Equipment, net (Note 3)	239		260
Total Assets	10,501		9,683
Current Liabilities
Short term loan (note 8A6)	162		259
Trade payables	2,470		2,391
Other payables and accrued liabilities (Note 8A5)	1,144		1,206
Liability in respect of employees' severance benefits (Note 4)			9
Total Current Liabilities	3,776		3,865
Other liabilities
Principle shareholder convertible loan (Note 9A)	400		1,519
Liability in respect of employees' severance benefits (Note 4)	1,290		1,368
Total other liabilities	1,690		2,887
Total Liabilities	5,466		6,752
Commitments and Contingencies (Note 5)
Shareholders' Equity (Note 6)
Share capital	1,126		854
Treasury stock	(27)		(27)
Additional paid-in capital	45,569		39,880
Accumulated deficit	(41,633)		(37,776)
Total Shareholders' Equity	5,035		2,931
Total Liabilities and Shareholders' Equity	$ 10,501		$ 9,683

[1]	Includes balances in the amounts of $74 thousand and $110 thousand with related parties as of December 31, 2011 and 2010, respectively (see also note 9A).

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, net, balances with related parties	$ 74	$ 110

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Sales (Notes 8B1)	$ 13,720	[1]	$ 11,400	[1]	$ 8,655	[1]
Cost of sales (Notes 5A and 8B2)	7,489	[1]	6,319	[1]	4,710	[1]
Gross profit	6,231		5,081		3,945
Operating expenses:
Research and development, gross	1,871	[1]	1,976	[1]	3,158	[1]
Less - royalty-bearing participation (Note 5A)		[1]	(73)	[1]	(206)	[1]
Research and development, net	1,871	[1]	1,903	[1]	2,952	[1]
Sales and marketing	5,684	[1]	4,581	[1]	5,268	[1]
General and administrative	2,463	[1]	2,012	[1]	2,065	[1]
Total operating expenses	10,018	[1]	8,496	[1]	10,285	[1]
Operating loss	(3,787)		(3,415)		(6,340)
Financing loss, net (Note 8B3)	(102)	[1]	(71)	[1]	(110)	[1]
Other income (Note 9)	32
Loss before income tax expense	(3,857)		(3,486)		(6,450)
Taxes on income (Note 7)
Net loss for the year	$ (3,857)		$ (3,486)		$ (6,450)
Net loss per share (Note 2Q):
Basic and diluted net loss per ordinary share (US$)	$ (0.88)		$ (1.1)		$ (2.48)
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	4,378,942		3,171,124		2,604,428

[1]	See Note 9B for transactions with related parties.

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Deferred Shares [Member]		Ordinary Shares [Member]		Treasury Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2008	$ 9,373			$ 559		$ (27)		$ 36,681	$ (27,840)
Balance, shares at Dec. 31, 2008		17,030	[1],[2]	2,604,428	[1],[2]	2,125	[1],[2]
Changes during year
Stock compensation expense	139							139
Net loss for the year	(6,450)								(6,450)
Balance at Dec. 31, 2009	3,062			559		(27)		36,820	(34,290)
Balance, shares at Dec. 31, 2009		17,030	[1],[2]	2,604,428	[1],[2]	2,125	[1],[2]
Changes during year
Issuance of shares to a principle shareholder (Note 9)	3,038			280				2,758
Issuance of shares to a principle shareholder (Note 9), shares				1,302,613	[1],[2]
Stock compensation expense	12							12
Exercise of options	305			15				290
Exercise of options, shares				66,498	[1],[2]
Net loss for the year	(3,486)								(3,486)
Balance at Dec. 31, 2010	2,931			854		(27)		39,880	(37,776)
Balance, shares at Dec. 31, 2010		17,030	[1],[2]	3,973,539	[1],[2]	2,125	[1],[2]
Changes during year
Issuance of shares to a principle shareholder (Note 9)	5,423			269				5,154
Issuance of shares to a principle shareholder (Note 9), shares				1,222,667	[1],[2]
Stock compensation expense	502							502
Exercise of options	36			3				33
Exercise of options, shares				12,916	[1],[2]
Net loss for the year	(3,857)								(3,857)
Balance at Dec. 31, 2011	$ 5,035			$ 1,126		$ (27)		$ 45,569	$ (41,633)
Balance, shares at Dec. 31, 2011		17,030	[1],[2]	5,209,122	[1],[2]	2,125	[1],[2]

[1]	Ordinary Shares - NIS 0.8 par value Authorized shares: 10,000,000 Ordinary Shares as of December 31, 2011 and 2010; issued and outstanding Ordinary Shares 5,211,247 as of December 31, 2011 and 3,975,664 as of December 31, 2010 (including 2,125 of which are held by a subsidiary) and 5,209,122 issued and outstanding as of December 31, 2011 and 3,973,539 as of December 31, 2010 (not including 2,125 held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2011 and 2010.
[2]	During 2009 the Company performed reverse split (See Note 6A1).

Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Ordinary Shares [Member]
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	5,211,247	3,975,664
Share capital, shares outstanding	5,209,122	3,973,539
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Deferred Shares [Member]
Share capital, par value per share	0.1	0.1
Share capital, shares authorized	20,230	20,230
Share capital, shares issued	17,030	17,030
Share capital, shares outstanding	17,030	17,030

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (3,857)	$ (3,486)	$ (6,450)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	6	(82)	(242)
Depreciation of property and equipment	128	168	254
Stock compensation expense	502	12	139
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(662)	(1,215)	1,693
Decrease in long-term trade receivable		181	170
Decrease (increase) in other current assets	(308)	203	74
Decrease (increase) in inventories	(469)	45	623
Increase (decrease) in accounts payable and accruals trade	79	1,084	(1,734)
Interest on principle shareholder convertible loan	54	42	3
Increase (decrease) in Other payables and accrued expenses	(62)	(134)	(946)
Net cash used for operating activities	(4,589)	(3,182)	(6,416)
Investing
Purchase of property and equipment	(107)	(61)	(137)
Net cash used for investing activities	(107)	(61)	(137)
Financing
Proceeds from short term loan	1,145	259	250
Repayment from short term loan	(1,242)	(250)
Proceeds from principle shareholder convertible loan (Note 9)	4,250	2,710	1,802
Proceeds from exercise of options	36	305
Net cash provided by financing activities	4,189	3,024	2,052
Net decrease in cash and cash equivalents	(507)	(219)	(4,501)
Cash and cash equivalents, beginning of year	1,391	1,610	6,111
Cash and cash equivalents, end of year	884	1,391	1,610
Non cash investing activities:
Purchase of property and equipment	20	5	20
Non cash financing activities:
Conversion of Loan	5,423	3,038
Cash paid during the year for:
Interest	$ 25	$ 30	$ 15

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 - General

RiT Technologies Ltd. (the "Company" or "RiT"), an Israeli company, which was incorporated and commenced operations in 1989, pioneered the development of intelligent physical layer solutions, designed to provide superior control, utilization and maintenance of networks. In the enterprise market, RiT's solutions are designed to help customers maximize control and maintenance efficiency and reduce an enterprise's network infrastructure ownership costs.  In the carrier market, the Company's solutions enable reliable mass verification and qualification by telcos.

The Company has a wholly-owned subsidiary in the United States, RiT Technologies Inc. (the "US subsidiary"), which was incorporated in 1993 under the laws of the State of New Jersey.  The US subsidiary is primarily engaged in the selling and marketing in the United States of the Company's  products.

In May 1997, the Company incorporated a wholly-owned subsidiary in Israel, RiT Tech (1997) Ltd. (the "Israeli subsidiary"), intended to make various investments including in securities.  As of the balance sheet date, the Israeli subsidiary holds part of the Company's outstanding shares (2,125). As of December 31, 2011 the Israeli subsidiary is inactive.

The Company has significant losses attributable to its operations. The Company has managed its liquidity during this time through a series of cost reduction initiatives, expansion of its sales into new markets and private placement transactions. With the goal of growing the company business to a new level. In February 2012 the Board of Directors reinforced the company management team with the addition of a new CEO, Deputy CEO and CTO, and gave it the mandate to create a new strategic plan. The new strategic plan, which was approved in early May 2012 by the Company's Board of Directors, includes realignment of the Company's sales and marketing capabilities and investment in new products development. Based on the most current sales and spending projections, the Company's estimated liquidity during the remainder of 2012 will be supported through the line of credit from the main shareholder to meet the Company's operating and loan obligations as they become due through calendar year 2012. The Company's ability to continue as a going concern is substantially dependent on the successful execution of the sales and spending projections and the receiving of loans from the line of credit referred to above.

The company will seek to raise additional capital for implementing the new strategic plan. There is no assurance that the Company will be able to raise additional capital.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

The financial statements are presented in accordance with United States generally accepted accounting principles (GAAP).

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.           Financial Statements in US dollars ("dollars")

Most of the Company's sales are made outside Israel.  Most sales outside Israel are denominated in dollars. Most purchases of materials and components, and most marketing costs, are denominated in dollars or dollar-linked. Therefore, the currency of the primary economic environment in which the operations of the Company are conducted is the dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies have been remeasured as follows:

-             Monetary items - at the current exchange rate at balance sheet date.
-              Non-monetary items - at historical exchange rates.
-	Income and expenditure items - at the current exchange rate as of date of recognition of those items (excluding depreciation and other items deriving from non-monetary items).

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

B.           Estimates and assumptions in the financial statements

The preparation of the financial statements in conformity with United States generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. These are management's best estimates based on experience and historical data.  Actual results, however, may vary from these estimates.

C.           Principles of consolidation

The consolidated financial statements include those of the RiT Technologies Ltd. and its subsidiaries, all of which are wholly-owned. All intercompany transactions and balances were eliminated in consolidation.

D.           Cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

E.           Allowance for doubtful accounts

Accounts receivable are recorded at cost, less related allowance for doubtful accounts receivable.  Management considers current information and events regarding customers' ability to repay their obligations and judge accounts receivable to be impaired when it is probable that the Company will not be able to collect all amounts due.

The balance sheet allowance for doubtful accounts for all periods through December 31, 2011 is determined as a specific amount for those accounts, collection of which is not probable.

F.           Inventories

Inventories are valued at the lower of cost or market value. Cost of inventory is determined as follows:

Raw materials, work in process and finished products- on the "moving average" basis.

Costs of work in process and finished products include- direct materials, labor and overhead incurred.

Labor and overhead - on the basis of actual manufacturing costs based on the normal capacity of the production facility.

Inventory write-downs are provided to cover technological obsolescence, excess inventories, discontinued products and market prices lower than cost.

G.           Assets held for severance benefits

Assets held for employees' severance benefits represent cash surrender of managers' insurance policies that are recorded at their current redemption value.

H.           Property and equipment

Property and equipment are stated at cost less accumulated depreciation.  Maintenance and repair expenses are charged to operations as incurred.

Depreciation is recorded using the straight-line method based on the estimated useful lives of the assets, and commences once the assets are ready for their intended use.

Annual rates of depreciation are as follows:

%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

I.            Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and other transportation costs charged to buyers are recorded in both sales and cost of sales.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Most of the Company's sales are sold through distributors, OEM partners, as well as through value added resellers, system integrators and installers. These distribution channels are the Company's end users and therefore sales occur when products are sold to these channels.

When the sale arrangement includes customer acceptance provisions, revenue is not recognized before it is demonstrated that the criteria specified in the acceptance provisions have been satisfied.

The Company does not, in the normal course of business, provide a right of return to any of its customers.

J.            Research and development costs

Research and development costs are charged to the statements of operations as incurred.

K.           Government grants

When the Government of Israel has approves a grant for research and development (see Note 5A) the grants are recognized as receivables when the related research and development costs are incurred.

The grants are reflected as a reduction of research and development expenses since the program is in early stages.  Royalty expenses in respect of such grants are classified as part of cost of sales when the related sales are recognized.

L.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products.  The balance sheet provision for warranties for all periods through December 31, 2011 is determined based upon the Company's experience regarding the relationship between sales and warranty expenses.

The following are the changes in liability for product warranty:
US$ (thousands)
Balance at December 31, 2009	66
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	(36)
Balance at December 31, 2010	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2011	30

M.           Stock option plans

At December 31, 2011, the Company has several employee compensation plans, which are described in Note 6. The company recognizes all employee stock based compensation as a cost in the financial statement in accordance with "ASC Topic 718 compensation- stock compensation" ("ASC Topic 718").

The Company's option awards are primarily subject to graded vesting over a service period.  In those cases, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The Company applies the fair value-based method of accounting set forth in ASC Topic 718 to account for stock-based compensation to non-employees. Using the fair value method, the total compensation expense is computed based on the fair value of the options on the date the options are fully vested.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share is the market value of such shares at the date of issuance.

2.            Dividend yield of zero percent for all relevant periods.

3.	Risk free interest rates are as follows:

Year ended December 31%
2011	0.80
2010	-
2009	1.87

4.	Expected term of 1-4 years for each option granted, (mainly 4).

5.	Expected volatility of 127.24% and 88.54% for the years ended December 31, 2011 and 2009, respectively.

The exercise price for options granted to employees generally at not less than the fair value of the Company's ordinary shares at the date of grant.

N.           Impairment of Long-Lived Assets

The Company accounts for the impairment of long-lived assets in accordance with the provisions of "ASC Topic 360 Property, Plant and Equipment". This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment charges were recorded during 2011, 2010 and 2009.

O.           Deferred income taxes

The Company accounts for income taxes in accordance with "ASC Topic 740 Income Taxes" ("ASC Topic 740"). Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

P.           Income tax uncertainties

The Company accounts for income tax uncertainties in accordance with ASC Topic 740. ASC Topic 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC Topic 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. Interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Q.           Net loss per share

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with "ASC Topic 260 Earnings Per Share ("ASC Topic 260")".

The total number of shares related to the outstanding options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 261,320 stock options for the year ended December 31, 2011 (for the year ended December 31, 2010 - 58,792 stock options ; for the year ended December 31, 2009 - 190,366 stock options).

R.           Segments

The company manages its business on the basis of one reportable segment.

Disclosure about segments of an enterprise and related information requires the disclosure of information about geographical areas. Company sales as reported to management are divided into geographical areas based on the location of customers.  This information is provided in Note 8B1.

S.           Treasury Shares

Holdings of the Company's shares by a consolidated subsidiary are presented as treasury stock, and are excluded from the calculation of loss per share.

T.	Fair value measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

                U.           Recently Issued Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides additional disclosures for transfers in and out of Levels I and II and for activity in Level III. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, the reporting entity shall not be required to provide the disclosures required for any previous periods presented for comparative purposes. The Company adopted the provisions of the ASU in 2010, except for the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which were adopted in 2011. The adoption of ASU 2010-06 did not have a material effect on the Company's consolidated financial statements. See note 7 to the Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements

In October 2009, the FASB issued Accounting Standards Update ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, "Revenue Arrangements with Multiple Deliverables"). ASU 2009-13 amends FASB ASC Subtopic 605-25, Revenue Recognition-Multiple-Element Arrangements, to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered. ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The adoption of ASU 2009-13in 2011 did not have an effect on the Company's consolidated financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
Note 3 - Property and Equipment

Property and equipment, net, consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,326	1,292
Manufacturing equipment	560	530
Office furniture and equipment	1,232	1,255
Leasehold improvements	232	221
	3,350	3,298
Less accumulated depreciation
Research and development equipment	1,249	1,213
Manufacturing equipment	511	485
Office furniture and equipment	1,172	1,168
Leasehold improvements	179	172
	3,111	3,038

	239	260

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $128 thousand $168 thousand and $254 thousand, respectively.

Liability In Respect of Employees' Severance Benefits	12 Months Ended
Dec. 31, 2011
Liability In Respect of Employees' Severance Benefits [Abstract]
Liability In Respect of Employees' Severance Benefits
Note 4 - Liability In Respect of Employees' Severance Benefits

Under Israeli law and labor agreements, the Company is required to make severance payments to dismissed employees and those leaving the Company in certain other circumstances.  The Company's severance pay liability to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected by the balance sheet accrual and classified as a short-term or long-term liability according to the information held by the Company. The Company partially funds this liability by the purchase of managers' insurance policies. The current redemption value of such insurance policies is included in the balance sheet as assets held for severance benefits.

According to Section 14 to the Severance Pay Law ("Section 14") the payments of monthly deposits by a company into recognized severance and pension funds or insurance policies, releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14.  Commencing from July 2010, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

Severance pay expense for the years ended December 31, 2011, 2010 and 2009 was $346 thousand, $362 thousand and $449 thousand, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 5 - Commitments and Contingencies

A.           Royalty commitments

The Company is obligated to pay royalties to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") on revenues from certain of product sales, where the research and development in respect of these products was undertaken with royalty bearing participations ("grants") from the OCS.

The Company's obligation to pay royalties is as follows:

Projects approved prior to January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amount of grants received.

Projects approved after January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amounts of grants received, plus interest at the LIBOR rate.

Royalties are payable from the commencement of sales of each of these products.

As of December 31, 2011, total commitment payable to the OCS, including interest to date at the above rates, amounted to approximately $1.3 million.

Royalties expenses to the OCS are classified as part of cost of sales (see Note 8B2).

B.           Lease commitments

1.	Premises occupied by the Company and the US subsidiary are rented under various operating leases.

The lease agreements in Israel for the premises in Tel-Aviv and Rosh Ha'ayin expire in December 2013. The lease agreement for the premises in New Jersey is month-to-month and can be terminated upon 30 days notice. The lease agreement for the representative office in Beijing, China, expires in December 2012. The lease agreement for the representative office in Moscow expires in June 2012.

Minimum future rental payments due under the above leases (except for New Jersey), at rates in effect on December 31, 2011, are as follows:

Year ending December 31	US$ thousands
2012	433
2013	370

803

Part of the lease agreements in Israel are secured by a bank guarantee in the amount of $28 thousand.

Lease expense was $460 thousand, $394 thousand and $521 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

2.
The Company has several operating leases in respect of motor vehicles. These lease agreements expire on various dates up to 2014. Minimum future lease payments due under the above leases on December 31, 2011, assuming no options are exercised, are as follows:

Year ending December 31	US$ thousands
2012	147
2013	43
2014	28

218

Lease expense was $233 thousand, $244 thousand and $345 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

C.           Other commitments

As of December 31, 2011, bank guarantees in the amount of $17 thousand have been issued, for VAT commitments and customs duty on importation.

D.           Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash investments and trade accounts receivable.

Cash and cash equivalents are deposited with major financial institutions in Israel and in the United States.

The Company grants credit to customers without generally requiring collateral or security. The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with certain trade receivables is reduced by The Israeli Credit Insurance Company (ICIC), the large number and geographical dispersion of the Company's customer base.

On significant carrier sales and on sales in areas where there is a risk of collection, the Company secures the payment by customer bank guarantee (L.C.) as applicable.

See also Note 9 for related party transactions.

E.           Concentrations of business risk

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

F.           Indemnification agreement

The Company undertakes to enter into an indemnification agreement with each of the Company's present and future serving directors and officers.

The indemnification covers certain events and shall be no greater than the amount of coverage available to the Company's applicable liability insurance policy in effect at the time.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6 - Shareholders' Equity

A.           Share Capital

1.	On July 20, 2009 the Board of Directors approved a one-for-eight reverse split of the Company's outstanding ordinary shares, to become effective during August 2009.

The split became effective on August 24, 2009.

The number of the ordinary shares outstanding was decreased from 20,835,420 to 2,604,428 reflecting the rounding off of fractional shares and the par value per Ordinary share was increased from NIS 0.1 to NIS 0.8.

As of December 31, 2011, the number of the ordinary shares outstanding is 5,209,122

2.	See Note 9 regarding issuance of shares to a principle shareholder.

B.           Share options

1.	RiT Technologies Ltd. 2003 Option Plan

In July 2003, the board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors (or the Share Incentive Committee appointed by the Board to administer the 2003 Share Option Plan). The purpose of the 2003 Plan is to provide incentives to our employees, directors, consultants and contractors, or any subsidiary thereof.  The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the board of directors, as specified in the grant letter issued by us to the grantee, contractual live of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal shares annually.

As of December 31, 2011, the number of options granted under the 2003 Plan is 615,690 options and the number of options outstanding under the 2003 Plan is 252,915 options. As of December 31, 2011, 312,327 options are available for future grant (following an increase of 300,000 options to the options- reserve under the 2003 Option plan, approved by the Company's Board of Directors in July 2011).

2.           RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options, contractual live of options granted under the plan is six years.

As of December 31, 2011, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 8,405 options. The RiT Inc. Plan expired during May 2009.

3.	Stock Options granted under the Employees' and Non-employees' Share Option Plans are as follows:

		Weighted average	Weighted
	Number of		average grant date
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2009	235,125

Granted	8,000	4.46	1.83
Expired	(500)	20	12.3
Forfeited	(52,259)	16.93	10.65

Options unexercised as of December 31, 2009	190,366

Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

At December 31, 2011, total compensation cost related to option awards not yet recognized amount to $171 thousand and will be recognized in the statements of operations during fiscal years 2012 - 2013.

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2011	life	price	2011	price
prices in US$		In years	US$		US$
4-4.8	94,519	3.88	4.1	36,111	4.17
5.12-5.44	1,708	3.28	5.37	1,000	5.32
7.5-8.96	125,001	1.30	7.56	125,001	7.56
9.6-9.84	3,063	4.24	9.66	3,063	9.66
10.24-11.84	2,500	2.1	10.71	2,500	10.71
12.8	19,813	2.87	12.80	19,813	12.8
14.88	9,591	2.77	14.88	9,591	14.88
20.64-22.56	5,125	2.77	22.04	5,125	22.04

	261,320			202,204

At December 31, 2011, options with an average exercise price of $8.24 were exercisable for 202,204 shares (at December 31, 2010, options with an average exercise price of $12.68 were exercisable for 52,415 shares).

Weighted average exercise prices for the options outstanding at December 31, 2011 and 2010 were $7.30 and $11.86, respectively.

Weighted average remaining contractual life of outstanding options at December 31, 2011 was 2.49 years and the intrinsic value as of December 31, 2010 is 3.61.

The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was $106 thousand and $173 thousand.

The Black-Scholes assumptions used in valuing the options are presented in Note 2M.

A summary of the status of the Company nonvested options as of December 31, 2010 and changes during the year ended December 31, 2011 is presented below:

		Weighted
		Average grant
		Date
Nonvested options	Options	Fair value
Nonvested at December 31, 2010	6,377
Granted	217,850	3.18
Vested	(164,081)	3.08
Forfeited	(1,030)	3.26

Nonvested at December 31, 2011	59,116

4.           Options to non-employees

The Company applies the fair value-based method of accounting set forth in ASC Topic 718 to account for stock-based compensation to non-employees. Using the fair value method, the total compensation expense is computed based on the fair value of the options on the date the options are fully vested. The Company granted a total of 37,113 options during the years 2003-2011. Such options granted to non-employees were granted as part of The 2003 Plan.

C.           Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher.  Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends.

Taxes on Income	12 Months Ended
Dec. 31, 2011
Taxes on Income [Abstract]
Taxes on Income
Note 7 - Taxes on Income

A.	Israel tax reform

On July 14, 2009, the Knesset passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year - 26%, in the 2010  tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year  - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

B.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (hereafter - the "Law")

Rates

Pursuant to the above Law, the Company was entitled to tax benefits relating to investments in "Approved Enterprises" in accordance with letters of approval received.

The period of benefits in respect of the Company's production facilities terminated in 2011. Due to tax losses the Company did not utilize the benefits granted to "Approved Enterprises"

C.	Measurement of results for tax purposes under the Income Tax Inflationary Adjustments Law ("the Inflationary Adjustments Law")

Under the Inflationary Adjustments Law, until December 31, 2007 the Company's results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index.

On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) - 2008 ("the 2008 Amendment") was passed by the Israeli Parliament. According to the 2008 Amendment, the Inflationary Adjustments Law will no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

Further, according to the 2008 Amendment, commencing with the 2008 tax year, the adjustment of income for the effects of inflation for tax purposes will no longer be calculated. Additionally, depreciation on fixed assets and tax loss carry forward will no longer be linked to future changes in the CPI, such that these amounts will continue to be linked only to the CPI as of the end of the 2007 tax year and will not be linked to CPI changes after this date.

D.           Tax benefits under the Law for Encouragement of Industry (Taxation), 1969

The Company believes that it currently qualifies as an "Industrial Company" under the above law.

As such it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering, and to amortize know-how acquired from a third party over eight years for tax purposes. The Company utilizes certain such provisions in its tax filings.

Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years, in respect of property and equipment under the Law for Encouragement of Industry (Taxation), 1969.  The Company has not utilized this benefit to date.

E.           Tax assessment and tax loss carry forwards

The Company has not received final tax assessments since its incorporation.  In accordance with the provisions of the Income Tax Ordinance, tax returns submitted up to and including the 2007 tax year can be regarded as final. The Company's Israeli tax loss carry forward are denominated in NIS and approximates $41,768 thousand as of December 31, 2011, and can be carried forward indefinitely against future taxable income.

The U.S. subsidiary is taxed under the U.S. Federal and State income tax rules. As of December 31, 2011, the U.S. subsidiary has Federal tax loss carry forwards of approximately $5,580 thousand, which will expire between 2017 and 2031. Following the change in control which occurred in the parent company in June 2008, the U.S. subsidiary might be exposed to an ownership change as defined in the Internal Revenue Code Section 382. An ownership change occurs when the ownership percentage of 5% or greater stockholders changes by more than 50% over a three-year period. As a result, the utilization of approximately $1.5 million of the tax loss carry forwards in the U.S. subsidiary might be severely limited.

F.           Deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	66	16
Severance pay	45	31
Vacation pay	58	73
Research and development	71	40
Tax loss carry forwards	12,649	9,747
Total gross deferred tax assets	12,889	9,907

Valuation allowance	(12,889)	(9,907)

Net deferred tax assets	-	-

The net change in valuation allowance for the year ended December 31, 2011 was an increase of $2,982 thousand (increase of $1,321 thousand in 2010).

Deferred tax assets for future benefits are included where their realization is more likely than not.

Because of history of taxable losses, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets. As such, the Company has recorded a full valuation allowance in regard of all its tax loss carry forwards as well as for other deductible temporary differences at December 31, 2011 and 2010.

G.	Loss before income tax expense and reconciliation of the theoretical income tax expense and the actual income tax expense

The components of loss before income tax expense are as follows:

	Year ended December 31
	2011	2010	2009
Israel	(3,587)	(2,923)	(6,273)
United States	(270)	(563)	(177)

Loss before income tax expense	(3,587)	(3,486)	(6,450)

A reconciliation of the theoretical income tax expense, assuming all loss is taxed at the Israeli statutory income tax rate of 24% for the year ended December 31, 2011, 25% for the year ended December 31, 2010 and 26% for the year ended December 31, 2009, and the actual income tax expense, is as follows:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(3,857)	(3,486)	(6,450)

Theoretical income tax benefit at Israeli
statutory tax rates	(926)	(873)	(1,677)
Non-deductible expense	14	11	13
Stock compensation expense	120	3	36
Change in valuation allowance	2,982	1,321	(1,021)
Adjustments arising from differences on the tax rate	(43)	(84)	(25)
Tax rate change	(3,141)	-	2,771
Financial reporting purposes and other**	994	(378)	(37)

Income tax expense for the reported year	-	-	-

**
Resulting from the difference between the changes in the Israeli CPI, which forms the basis for computation of taxable income of the Company, and the exchange rate of Israeli currency relative to the dollar.

H.           Accounting for uncertainty in income taxes

The total amount of gross unrecognized tax benefits as of January 1, 2007, was $0.6 million. There was no change in the unrecognized tax benefits during the years ended December 31, 2009 and 2010. The entire balance of the unrecognized tax benefits, if recognized, would not affect the effective tax rate as this amount would be offset by compensating adjustments in the Company's deferred tax assets that would be subject to a valuation allowance based on the conditions existing at the Company's reporting date.

The Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next year.

The Company and its subsidiaries account for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of the ended years December 31, 2009, 2010, and 2011, no interest and penalties related to unrecognized tax benefits had been accrued.

The Company and its subsidiaries file income tax returns in Israel and in the U.S.  The Israeli tax returns of the Company and its Israeli subsidiary are open to examination by the Israeli Tax Authorities for the tax years beginning in 2008.  The U.S. tax returns of the U.S. subsidiary are open to examination by the U.S. tax authorities for tax years beginning in 2006.

Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 8 - Supplementary Financial Statements Information

A.           Balance Sheets

1.            Cash and cash equivalents

Comprised of:
	December 31
	2011	2010
	US$ thousands	US$ thousands
Cash and deposits *	884	1,391

*	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.

*	As of December 31, 2010, $179 is deposited in NIS bearing an average annual interest of 1.37%. $164 was pledged against the Company's bank guarantees.

The deposits are in thousands.

2.            Trade receivables, net

Trade receivables, net, consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Trade receivables	4,184	3,325
Less allowance for doubtful accounts (*)	(263)	(66)

	3,921	3,259

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2009	21
Additions	16
Deductions	(8)

Balance as of December 31, 2009	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263

3.            Other current assets

Other current assets consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	185	85
Prepaid expenses	132	136
Accrued Income from related parties	204	-
Other	46	38

	567	259

4.	Inventories

Inventories consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,568	1,390
Work in process	396	514
Finished products	1,815	1,406

	3,779	3,310

5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Employees and employee institutions	630	817
Government of Israel:
Accrued expenses	482	338
Provision for product warranty	30	30
Other	2	21

	1,144	1,206

6.	Short term loan

On  December 31, 2010 the company entered into a factoring agreement with CLAL Factoring. The balance as of December 31, 2011 is $162 thousands. The proceeds received are presented within short term loans.

7.           Fair Value Measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2011 and 2010 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables, other current assets, other payables, short term loan. The carrying amounts approximate fair value because of the short maturity of these instruments. Long term loan, the carrying amount approximates fair value.

B.           Statements of operations

1.            Sales (1)

(a)           Classification of sales by geographical destination:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
United States	1,360	546	1,723
Europe	5,660	4,699	3,461
Israel	2,137	1,966	1,155
South and Latin America	400	599	351
Asia Pacific	3,654	3,395	1,494
Rest of the world	509	195	471

	13,720	11,400	8,655

(1)     Sales are attributed to geographical areas based on location of customers.
      The Company's property and equipment is primarily located in Israel.

(b)           Sales by major product lines:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	13,160	10,833	8,129
Carrier Solution	560	567	526

	13,720	11,400	8,655

(c)	Principal customers:

During fiscal years 2011, 2010 and 2009 there were no sales to customers exceeding 10% of total sales.

2.           Cost of sales

Cost of sales consists of the following:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	868	715	878
Materials purchased	4,507	3,795	1,922
Subcontracted work	1,974	1,330	732
Royalties to the OCS	6	16	32
Write-down of inventories	49	87	121
Other production costs	378	564	477

	7,782	6,507	4,162
Decrease (increase) in inventories	(293)	(188)	548

	7,489	6,319	4,710

3.	Financing income, net

Financing income, net, consists of the following:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(26)	(30)	(53)
Interest on long-term principle shareholder loan	(54)	(42)	(3)
Exchange translation (expenses) income, net	(24)	(2)	(65)
	(104)	(74)	(121)
Income:
Interest from banks and others	2	3	11

Financing income, net	(102)	(71)	(110)

Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2011
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions
Note 9 - Related Parties Balances and Transactions

Distributor Agreement - Enterprise. STINS COMAN, which became RiT's largest shareholder in June 2008, has served as RiT's distributor in Russia for its enterprise products since 1994 and has worked with the Company consistently since that date. In May 2005, more than three years before STINS COMAN became a principal shareholder of RiT, the Company entered into an International Distributor Agreement with STINS Corp., a subsidiary of STINS COMAN, whereby STINS Corp. was appointed as RiT's non-exclusive distributor of enterprise products in Russia. The term of the Distributor Agreement has expired and, following approval of RiT's Audit Committee, Board of Directors and shareholders the Company renewed its term initially until July 14, 2009, and in June 10, 2010 the Company extended the term until July 14, 2011 (the "Extended Term"). Such Extended Term shall, subject to applicable law, automatically renew for additional one-year terms at the conclusion of each period, unless terminated by either party.

Under the Distributor Agreement, STINS Corp. undertook a series of obligations, including to maintain an adequate and aggressive sales organization to distribute and procure sales, to actively promote and create a demand for RiT's products, and to assure adequate advisory, installation and support services. The Company undertook a series of obligations, including to supply STINS Corp., at no cost, with such aids and technical assistance as the Company deem necessary to aggressively pursue product sales. The prices at which STINS Corp. is entitled to buy RiT's products is, like most of the Company's distributors, at a 50% discount to the recommended price list existing at the time we accept each purchase order. In 2011, 2010 and 2009, the Company generated approximately $383,000, $595,000 and $306,000, respectively, in revenues from orders placed by STINS COMAN under the Distributor Agreement.

At the 2011 annual-shareholders-meeting (December 2011), the Company approved the renewal of the Distributor Agreement (following approval of the Company's Audit Committee and Board of Directors). Such renewal action was taken due to recent amendment to the Israeli Companies law, 1999. The renewal resolution provided also that the Company is authorized to renew and/or modify the Distributor Agreement from time to time as the authorized officers of the Company deem fit and provided that any renewal or modification of the terms of the Distributor Agreement, that materially increase the obligations, or decrease the rights of the Company, shall be approved by the Audit Committee and Board of Directors of the Company.

2008 Private Placement. In June 2008, the Company entered into a short-term loan agreement with STINS COMAN, under which STINS COMAN extended us an unsecured loan of up to $4 million at an annual interest rate of 2.47%. Under the loan agreement, the Company was required to repay the outstanding principal amount and the interest accrued thereon in one payment 12 months after receipt of the funds. In July 2008, the Company entered into a binding Memorandum of Understanding for a private issuance by the Company of newly issued ordinary shares to STINS COMAN, whereby the outstanding loan amount and the interest accrued thereon will convert, at the closing, into ordinary shares at a conversion price of $0.65 per share. The closing was subject to the execution of a definitive agreement and was approved by the Company's shareholders at the annual meeting held in August 2008.

In September 2008, the Company completed the private placement transaction and the Company issued to STINS COMAN 769,231 (6,153,846 pre-reverse stock split) of the Company's ordinary shares at $5.2 ($0.65) per share, for aggregate proceeds of $4 million, which replaced the $4 million already committed under the loan agreement. Pursuant to the securities purchase agreement, the Company also agreed to make reasonable commercial efforts to register for resale all the newly issued ordinary shares under the Securities Act of 1933, as amended, within six months following demand by STINS COMAN. As of current date, STINS COMAN did not demand any of such "registration demand" right. The purchase agreement included customary representations and warranties by STINS COMAN with respect to its status and limited representations by us regarding the transaction and the validity of the shares.

Employment. Mr. Sergey Anisimov is the Chairman of the Company's Board of Directors and is the founder and President of STINS COMAN. In July 2008, the Company's Audit Committee and Board of Directors approved the employment of Mr. Anisimov's son in the quality assurance department at a monthly gross salary of approximately NIS 12,000 (approximately $3,400), and additional social benefits in accordance with the Company's policy. The Company's Audit Committee and Board of Directors also approved, subject to shareholder approval, a framework arrangement pursuant to which any modifications or amendments to be made in Mr. Anisimov's son's employment terms or position by the Company's officers in the future are approved; provided that any such modification or amendment is conditioned upon the following: (i) any increase in the gross salary will not exceed 20% per year, (ii) any bonus will not exceed the equivalent of one monthly salary per year, (iii) any change in position is permitted as long as he is not appointed as one of the Company's office holders; and (iv) the further approval by the Audit Committee and the Board of Directors. Following said approvals by the Board and Audit Committee, the shareholders approved the foregoing compensation and framework arrangement at the annual meeting held in August 2008.

In September 2010, the Company's Audit Committee and Board of Directors approved a raise of Mr. Anisimov's son's salary by 20% for 2008 and 20% for 2009, i.e., an aggregate of 44% raise of salary, as well as a change of position to work in the Company's support department.

Distributor Agreement - Carrier. In September 2008, the Company entered into an International Distributor Agreement with STINS Corp., a subsidiary of STINS COMAN, whereby STINS Corp. was appointed as the Company's non-exclusive distributor of carrier products in the CIS market until, initially, September 2009, with automatic renewals for additional one year terms, unless terminated by either party. The Company refers to this agreement as the Carrier Distributor Agreement. The Carrier Distributor Agreement is an umbrella agreement that provides a framework for future deals in the carrier market, the terms of each of which would require further approval of the Company's Audit Committee and Board of Directors and, if required under Israeli law, the Company's shareholders. The prices at which STINS Corp. is entitled to buy carrier products is at the recommended price list existing at the time the Company accepts the purchase order, unless otherwise agreed by the parties with respect to each deal, on a case-by-case basis which would require further approval of the Company's Audit Committee and Board of Directors. In December 2008 the Company's Audit Committee and Board of Directors approved a proposed carrier transaction in Russia through STINS COMAN, as distributor, however such transaction was not fulfilled.

Due to a recent amendment of the Israeli Companies law, the Company's Audit Committee and Board of Directors resolved in July 2011 to reapprove the Carrier Distributor Agreement with Stins Coman, following determinations that the proposed Agreement was in the Company's best interests, in the ordinary course of business and on market terms. The re-approval was subjected also to further approval of each future-specific transaction under such Agreement, by the Company's Audit Committee and Board of Directors. As of current date, no specific Carrier transaction was carried out by STINS COMAN under such Distributor Agreement.

2009 Convertible Loan Agreement. On June 11, 2009, the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009. Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the "Maximum Amount"), within 14 days following the request of the Company, at an annual interest rate of 2.47%. According to an amendment signed on December 8, 2011, the Loan "Maximum Amount" was increased by $4 million to  be $14 million. At any time commencing October 1, 2009, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the said Maximum Amount of $14 million) and at intervals of at least 30 days between each call request. The term for any loan-portion-call was set originally until June 2010 (the "Term"), however under additional addendums signed on February 17, 2010, April 14, 2011, and recently the Amendment signed as of December 8, 2011, the Term was extended until June 11, 2013 (four years). During this extended period, RiT may call for any additional portion of the loan up to its Maximum Amount.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into the Company's ordinary shares at a conversion price per share equal to the market price of the Company's ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

As of December 31, 2011, the Company had drawn approximately $ 8.8 million of the principal of the loan under the Convertible Loan Agreement, which the Company received in installments. The market price of the Company's ordinary shares on NASDAQ on the day the Company received each part of the funds from STINS COMAN ranged between $3.01 and $6.65 (the "Base Price"). For subsequent events see Note 10.

•
On May 17, 2010, the Company's Board of Directors approved a conversion of approximately $1.5 million loan amount, representing principal and interest accrued until such date, into 615,485 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on May 17, 2010, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of $1.5 million of the loan into 615,485 ordinary shares, reflecting an average conversion price of $2.465 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of June 9, 2010.

•
On September 13, 2010, the Company's Board of Directors approved an additional conversion of approximately $1.5 million loan amount, representing principal and interest accrued until such date, into 687,128 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on September 13, 2010, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of approximately $1.5 million of the loan into 687,128 ordinary shares, reflecting an average conversion price of $2.214 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of September 30, 2010.

•
On March 15, 2011, the Company's Board of Directors approved an additional conversion of approximately $1.175 million loan amount, representing principal and interest accrued until such date, into 408,787 of the Company's ordinary shares, which were issued to STINS COMAN pursuant to the terms of the Convertible Loan Agreement. Consequently, on March 15, 2011, the Company entered into a Securities Purchase Agreement with STINS COMAN effecting the conversion of $1.175 million of the loan into 408,787 ordinary shares, reflecting an average conversion price of $2.876 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed and made as of March 31, 2011.

•
On June 15, 2011, the Company's Board of Directors approved an additional conversion of approximately $1 million loan amount into 177,006 of the Company's ordinary shares to STINS COMAN pursuant to the terms of the Convertible Loan Agreemen, reflecting an average conversion price of $5.68 per share (i.e., with a 10% premium on the Base Price of each part of the funds received).  The issuance of such shares was completed as of June 30, 2011.

•
On December 8, 2011, the Company's Board of Directors approved an additional conversion of approximately $3.2 million loan amount into 636,874 of the Company's ordinary shares to STINS COMAN pursuant to the terms of the Convertible Loan Agreement, reflecting an average conversion price of $5.09 per share (i.e., with a 10% premium on the Base Price of each part of the funds received). The issuance of such shares was completed as of December 29, 2011.

IntElorg. In June 2009, the Company entered into a Representative Agreement with IntElorg Pte Ltd., a Singapore company affiliated with STINS COMAN ("IntElorg"). Under the Representative Agreement, IntElorg agreed to act as the Company's sales agent in Singapore and other countries in Asia where the Company do not have a local presence, in consideration for a monthly retainer fee of 8,531 Singapore Dollars and a commission on sales of products in the amount of 5.0% of the net invoice price of such products. The initial term of the Representative Agreement is one year and, thereafter, the agreement is automatically renewed for additional one year terms, unless terminated by either party, for any reason, upon 30 days notice.

In light of the relationship between IntElorg and STINS COMAN, the Company's Audit Committee and Board of Directors approved the agreement. The Representative Agreement was mutually terminated on October 10, 2010 (an agreed date following controversy), and as of such date said Agreement has no validity and effect. No sales were made under such Representative Agreement with IntElorg

2009 Short-Term Loan. Effective as of November 26, 2009, the Company entered into an additional short term loan agreement with Newcon International Ltd., ("Newcon"), a Canadian corporation affiliated with STINS COMAN. Under the short term loan agreement, Newcon agreed to lend us a sum of $250,000, for a maximum term of three months.  The loan amount bears no interest during the term and was fully repaid to Newcon in January 2010. In light of the relationship between Newcon and STINS COMAN, the Company's Audit Committee and Board of Directors approved the agreement.

Product Alliance Agreement. On February 19, 2010, the Company entered into a Product Alliance Agreement with STINS COMAN (the "Product Alliance Agreement"). On March 30, 2010 and on April 9, 2010 the Company's Audit Committee and Board of Directors approved, respectively, the Product Alliance Agreement and the transaction contemplated thereunder. On June 14, 2010, the Company's shareholders approved this transaction at a special shareholders meeting.

The Product Alliance Agreement provides for cooperation between STINS COMAN and RiT with regard to a laser speed camera (the "Product") developed by STINS COMAN, for a term of three years, unless extended by mutual agreement of the parties. Pursuant to the Product Alliance Agreement, STINS COMAN will grant us the exclusive rights to, primarily: (a) manufacture the Product in accordance with the Manufacturing File (as defined therein) furnished to us by STINS COMAN and (b) sell the Product worldwide, except for Russia and the CIS (Commonwealth of Independent States) countries. Additional key terms of the Product Alliance Agreement include the following:

o
The Company's obligation to pay STINS COMAN part of the Product's sales proceeds, equal to 50% of an amount equal to the excess of (i) the proceeds from sales of the Product over (ii) the costs of manufacturing the Product. Such payments to STINS COMAN are to be paid not later than three years after the Company's actual receipt of the sales proceeds.

o
STINS COMAN has the option to convert any money due to it under the Product Alliance Agreement into the Company's ordinary shares at a conversion price equal to the NASDAQ market price of the Company's ordinary shares on the last day prior to the signing of a definitive share purchase agreement for the issuance and sale of the Company's ordinary shares upon such conversion.

o
The Company has the right to purchase the Product at an agreed-upon purchase price amount equal to the excess of (a) $4 million over (b) the then aggregate money amount due to  STINS COMAN under the Product Alliance Agreement.

o
STINS COMAN undertook to indemnify us in respect of all damages actually incurred or suffered by us as a result of claims by third parties that the use or sale of the Product infringes a valid patent, trademark, copyright or other intellectual property right.

Following the execution of the Product Alliance Agreement and in light of apparent world market requirements, a need for further research became apparent as well as the need for adjustment of the Manufacturing File (and the products based on it) to make them suitable for worldwide distribution. Due to this need, the Company entered into a Services Agreement with Stins Coman, dated July 28, 2011, following approvals of the Company's Audit Committee and Board of Directors. Under the Services Agreement, RiT will provide Stins Coman with R&D services for improving the Manufacturing File as aforesaid, and Stins Coman will reimburse RiT for the costs and expenses incurred for such services (the aggregate reimbursement shall not exceed $300K). In addition, Stins Coman will compensate RiT for the Services granted to it, compensation equal to 15% of the total costs incurred for employees and contractors hired for the services (i.e. costs of labor + 15%).

Optical Wireless Communication. On July 29, 2010, the Company entered into a Memorandum of Understanding (the "MOU") with Quartz (Israel) Commerce & Investment Ltd. ("Quartz Ltd."), a private company incorporated in the state of Israel held by the wife of RiT's Chairman of the Board, Mr. Sergey Anisimov. The MOU relates to an evaluation of the feasibility of Optical Wireless Communication Technology, a specific technology owned by Quartz (the "Technology"), and the ultimate creation of a prototype system designed to demonstrate the qualities, specification and limitations of such Technology (the "Feasibility Check" and the "Project", respectively). Under the MOU, the Company agreed to assign specific RiT R&D professionals to work on a part-time basis (under agreed-upon limitations) with Quartz on the Project, while Quartz would recruit and hire specific experts. Quartz further undertook to compensate RiT's designated employees for their part-time employment for Quartz during the term of the Project.

In addition, under the MOU, RiT was granted an option to purchase the Technology, at RiT's sole discretion and following the results of the Feasibility Evaluation, at a purchase price equal to the sum of (a) Quartz's actual and direct costs incurred for the Project during the Term (herein "Quartz Costs"), plus (b) 25% of Quartz Costs (the "Purchase Price"). The Purchase Price was supplemented with an additional revenue- sharing right for Quartz, equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or any future sale of additional products using the Technology. The option exercise (when and if applicable), was subjected in the MOU to a definitive agreement to be negotiated and further approved by RiT's Audit Committee, Board of Directors, and, if required, shareholders.

The MOU was approved by the Company's Audit Committee and Board of Directors on July 29, 2010. On May 12, 2011, the Company's Audit Committee and Board approved entering into an Addendum to the MOU with Quartz, in which the term thereof was extended to enable completion of the Project and a reimbursement provision was inserted, obligating Quartz to reimburse RiT for contractors hired by RiT for the Project.

Training services for related company. On October 26, 2011 the Company entered into a Services Agreement with "AIS" (Academy of Informational Systems), an entity related to Stins Coman Incorporated, the Company's controlling shareholder, for the provision of training services in Russia for the Company's Enterprise products.  As discussed above, STINS Corp., a subsidiary of STINS COMAN Incorporated, is RiT's distributor of enterprise products in Russia. To educate STINS Corp.'s personnel/customers regarding RiT's products, from time to time STINS Corp. arranges seminars and training workshops that are carried out by AIS in AIS facilities in Russia.

Under the Services Agreement entered into between RiT and AIS directly, RiT will provide AIS with higher level training and teaching services for RiT's products in AIS facilities (the "Services"), as requested from time to time. AIS undertook to pay us for the Services in accordance with RiT's regular services' price list, existing at the time of any Services given (the "Compensation"), as well to reimburse RiT (one to one basis) for the costs and expenses incurred by RiT and any of its personnel, in carrying out the Services. On October 26, 2011, the Company's Audit Committee and Board of Directors approved this transaction. As of current date, the Services given by the Company to AIS is valued at $4 thousand.

All transactions with related parties were in the ordinary course of business and at terms comparable to those applied to transactions with other customers or suppliers and are mainly sales of the Company's products, purchases from related parties, human resource and administrative services received and leasing of premises occupied by the Company and the US subsidiary (See Note 5B).

A.           Balances with related parties

The following related parties balances are included in the balance sheets:

	December 31
	2011	2010
	US$ thousands	US$ thousands

Accounts receivable trade	74	110
Accrued Income from related parties	204	-
Principle shareholder convertible loan	400	1,519

B.           Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	383	595	306

Costs and expenses:
Purchases	-	-	-
Services	-	-	-
Research and development costs	-	-	-
Sales, marketing, general and administrative expenses	-	-	-
Financing expense	55	42	3

C. Purchases of property and equipment	-	-	5

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

Equity incentives to certain officers:

On February 2, 2012 the Company granted/approved the grant of options to our new CEO, new Deputy CEO and new CTO, as follows: (i) 62,509 options (equivalent to 1.2% of RiT's outstanding shares) were granted to the appointed new CEO- Vadim Leiderman (with vesting of three years, one third in the end of each year); (ii) 52,091 options (equivalent to 1% of RiT's outstanding shares) were granted to our new Deputy CEO- Moti Hania (vesting of three years, one third in the end of each year from his start of work on April 1, 2012), and (iii) 26,046 options (equivalent to 0.5% of our outstanding shares) were granted to our new CTO- Erez Ben Eshay (vesting of three years, one third at the end of each year), all as part of their new employment terms.  Such options were part of the working-compensation-package given to each of said new officer.  The expected accumulative compensation expense for the grants is approximately $435 thousands.

In addition, on February 2, 2012 the Company approved a retirement package for RiT's resigning CEO- Mr. Eran Ayzik that included: (i) an extension of time for exercising Mr. Ayzik's vested options, until the end of March 2014, and (ii) an additional three months' salary (six month in total following the resignation, considering his contractual right for a three months' salary).

On April 17, 2012, the Convertible Loan Agreement was amended by increasing the maximum loan amount the Company can draw from STINS COMAN to $20 million (following a previous increase from $10 million to $14 million- made according to an Amendment dated December 8, 2011). In addition, pursuant to the amendment made on December 8, 2011, the term for loan withdrawals was extended by an additional 12 months, i.e., until June 11, 2013.  As of April 27, 2012, the Company has drawn an aggregate of approximately $10.9 million under the Convertible Loan Agreement, such that, assuming that the Company remains in compliance under the Convertible Loan Agreement, it will be able to draw up to an additional $9.1 million under the Convertible Loan Agreement.